LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
Operating Lease, Payments	$ 800	$ 884	$ 956
Variable payments as CPI	61	37	14
Cash paid for amounts included in measurement of lease liabilities	$ 852	$ 959	$ 914